Share-Based Compensation - Assumptions and activity (Details)					12 Months Ended
	Aug. 26, 2015 $ / shares shares	Jul. 16, 2015 $ / shares	Apr. 02, 2015 $ / shares	Jul. 01, 2014 $ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) shares
Fair value assumptions for options
Risk-free rate of return (as a percent)		2.96%	2.52%	3.18%
Contractual life of option		10 years	10 years	10 years
Estimated volatility rate (as a percent)		58.85%	58.86%	60.57%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in dollars per share) | $ / shares		$ 1.67	$ 1.24	$ 0.60
Compensation expense | ¥					¥ 13,440,801	¥ 15,895,439	¥ 3,046,402
Number of Options
Exercised (in shares)					(789,480)	0	0
2014 Plan
Fair value assumptions for options
Replacement options					2,525,000
Scepter Plan
Fair value assumptions for options
Options replaced					505,000
Options Replacement Program
Fair value assumptions for options
Share based compensation costs capitalized | ¥					¥ 13,702,194
Unrecognized compensation expense | ¥					¥ 3,675,035
Weighted average remaining period over which unrecognized compensation expense will be recognized					1 year 8 months 12 days
Share options
Fair value assumptions for options
Vesting period			3 years	3 years
Weighted Average Exercise Price
Exercised (in dollars per share) | $ / shares			$ 1.00	$ 0.48
Share options | 2014 Plan
Fair value assumptions for options
Unrecognized compensation expense | ¥					¥ 9,234,833
Weighted average remaining period over which unrecognized compensation expense will be recognized					7 months 6 days
Number of Options
Outstanding at beginning of year (in shares)					15,066,100
Exercised (in shares)					(789,480)
Forfeited (in shares)					(294,277)
Outstanding at end of year (in shares)					13,982,343	15,066,100
Vested and expected to vest (in shares)					13,688,427
Exercisable at end of year (in shares)					8,414,308
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share) | ¥ / shares					¥ 3.64
Exercised (in dollars per share) | ¥ / shares					3.98
Forfeited (in dollars per share) | ¥ / shares					3.53
Outstanding at end of year (in dollars per share) | ¥ / shares					¥ 3.87	¥ 3.64
Remaining Contractual Term
Outstanding at end of year (in years)					7 years 8 months 19 days
Aggregate Intrinsic Value of Options
Outstanding at end of year | ¥					¥ 6.20
Restricted shares
Fair value assumptions for options
Vesting period					3 years
Compensation expense | ¥					¥ 7,982,893
Fair value of non-vested restricted shares vested | ¥					¥ 21,065,942
Restricted shares | 2014 Plan
Fair value assumptions for options
Restricted shares granted					486,000
Unrecognized compensation expense | ¥					¥ 16,106,594
Weighted average remaining period over which unrecognized compensation expense will be recognized					1 year 7 months 6 days
Number of Shares
Unvested, at beginning of year					2,680,400
Granted					486,000
Forfeited					(180,000)
Vested					(873,467)
Unvested, at end of year					2,112,933	2,680,400
Weighted Average Grant-date Fair Value
Unvested, at beginning of year | ¥ / shares					¥ 9.42
Granted | ¥ / shares					9.31
Forfeited | ¥ / shares					9.37
Vested | ¥ / shares					9.72
Unvested, at end of year | ¥ / shares					¥ 9.97	¥ 9.42
Restricted shares | Senior management and independent directors
Fair value assumptions for options
Restricted shares granted	2,680,400
Number of Shares
Granted	2,680,400
Weighted Average Grant-date Fair Value
Granted | $ / shares	$ 1.45